SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Silver	$ 3,454	$ 683	$ 10,722	$ 698
Copper	5,625	398	17,884	407
Gold	2,310	1,179	7,141	1,184
Penalties, treatment costs and refining charges	(2,271)	(379)	(6,209)	(379)
Total revenue from mining operations	$ 9,118	$ 1,881	$ 29,538	$ 1,910